property, plant and equipment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
property, plant and equipment
Property, plant and equipment at beginning of period			$ 11,368
Depreciation	$ 411	$ 391	822	$ 793
Property, plant and equipment at end of period	11,712		11,712
Contractual commitments for the acquisition of property, plant and equipment	177		177		$ 184
Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			9,086
Property, plant and equipment at end of period	9,366		9,366
Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			1,193
Property, plant and equipment at end of period	1,202		1,202
Other
property, plant and equipment
Property, plant and equipment at beginning of period			386
Property, plant and equipment at end of period	375		375
Land
property, plant and equipment
Property, plant and equipment at beginning of period			48
Property, plant and equipment at end of period	48		48
Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			655
Property, plant and equipment at end of period	721		721
Cost/Gross amount
property, plant and equipment
Property, plant and equipment at beginning of period			33,599
Additions			1,160
Additions arising from business acquisitions			7
Dispositions, retirements and other			(452)
Property, plant and equipment at end of period	34,314		34,314
Cost/Gross amount | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			28,724
Additions			492
Dispositions, retirements and other			(454)
Assets under construction put into service	496		496
Property, plant and equipment at end of period	29,258		29,258
Cost/Gross amount | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			3,077
Additions			13
Additions arising from business acquisitions			1
Dispositions, retirements and other			(9)
Assets under construction put into service	46		46
Property, plant and equipment at end of period	3,128		3,128
Cost/Gross amount | Other
property, plant and equipment
Property, plant and equipment at beginning of period			1,095
Additions			16
Additions arising from business acquisitions			6
Dispositions, retirements and other			11
Assets under construction put into service	31		31
Property, plant and equipment at end of period	1,159		1,159
Cost/Gross amount | Land
property, plant and equipment
Property, plant and equipment at beginning of period			48
Property, plant and equipment at end of period	48		48
Cost/Gross amount | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			655
Additions			639
Assets under construction put into service	(573)		(573)
Property, plant and equipment at end of period	721		721
Accumulated depreciation
property, plant and equipment
Property, plant and equipment at beginning of period			(22,231)
Depreciation			(822)
Dispositions, retirements and other			(451)
Property, plant and equipment at end of period	(22,602)		(22,602)
Accumulated depreciation | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			(19,638)
Depreciation			(709)
Dispositions, retirements and other			(455)
Property, plant and equipment at end of period	(19,892)		(19,892)
Accumulated depreciation | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			(1,884)
Depreciation			(56)
Dispositions, retirements and other			(14)
Property, plant and equipment at end of period	(1,926)		(1,926)
Accumulated depreciation | Other
property, plant and equipment
Property, plant and equipment at beginning of period			(709)
Depreciation			(57)
Dispositions, retirements and other			18
Property, plant and equipment at end of period	$ (784)		$ (784)